Accumulated Benefit Obligations (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Domestic Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	¥ 272,236	¥ 272,199
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	¥ 230,312	¥ 186,191